Exhibit 99.1

The Directors

NRAM Limited (the “Vendor”)

Croft Road

Crossflatts

Bingley

BD16 2UA

11 April 2019

Dear Sirs

Report (the “AUP Report”) of factual findings from the agreed upon procedures performed in relation to the proposed disposal of the owner occupied residential mortgage loan portfolio (the “Pool A Portfolio”) originated or acquired by NRAM Limited in connection with the Project Chester transaction (the “Transaction”)

1.	This AUP Report is produced in accordance the terms of our agreement dated 23 October 2018 (the “Engagement Letter”), a copy of which is attached as Appendix 2.

2.	This AUP Report is addressed to the directors of the Vendor as defined in the Engagement Letter solely to assist them in connection with their due diligence obligations relating to the Transaction.

3.

It is the responsibility of the Vendor to take all reasonable care to ensure that any data provided to us has been properly extracted from the computer systems of the Vendor and for the creation and maintenance of all accounting records supporting that data. You are responsible for determining whether the scope of the Services is sufficient for your purposes.

4.	We set out in Appendix 1 the procedures we have performed, as agreed with you, together with our findings.

5.

Our work was performed in accordance with the International Standard on Related Services (ISRS) 4400 ‘Engagements to perform agreed-upon procedures regarding financial information’. Our procedures, as stated in our agreement, did not constitute an examination made in accordance with generally accepted auditing standards, the objective of which would be the expression of assurance on the data provided to us by the Vendor. We do not express such assurance. Had we performed additional procedures or had we performed an audit or review of the data in accordance with generally accepted auditing standards, other matters might have come to our attention that we would have reported to you.

6.

Our obligations in respect of this AUP Report are entirely separate from, and our responsibility and liability is in no way changed by, any other role we may have (or may have had) as auditors of the Vendor or otherwise. Nothing in this AUP Report, nor anything said or done in the course of or in connection with the Services, will extend any duty of care we may have had in our capacity as auditors of any financial statements of the Vendor.

7.	This AUP Report is solely for your use in connection with the purpose specified above and as set out in the Engagement Letter. No part of this AUP Report is to be copied or distributed to any other party except as permitted under the terms of our Engagement Letter. We do not accept any liability or responsibility to any third party.

8.

The procedures in this AUP Report have not been undertaken in contemplation of the professional standards of the US American Institute of Certified Public Accountants or the Public Company Accounting Oversight Board and accordingly the AUP Report is not designed to be relied upon in connection with any obligations or responsibilities that you may have under any legislation, regulations and/or rule of law in the United States. The AUP Report may be used by the Vendor to establish a due diligence defence under Section 11 of the US Securities Act or a defence analogous to the due diligence defence available under such section. However, we accept no responsibility for, and express no view as to, the effectiveness of such use of the AUP Report.

Yours faithfully

PricewaterhouseCoopers LLP

Chartered Accountants

London

11 April 2019

Appendix 1 to the AUP Report

Procedures performed in relation to the Vendor’s owner occupied residential mortgage loan portfolio in the managed portfolio for the Transaction as at 30 June 2018 (the “Cut-Off Date”).

You asked us to select a random sample of owner occupied residential mortgage loans from the Sample Selection File (“SSF”) with the following name “1806 Chester Accnos for PWC 170718 with Safe and Sure accounts Excluded_KPMG_PP_V2.xlsx” sent on 18/07/18, in proportion to the size of each pool. In accordance with your instructions, the size of the sample (the “Selected Sample”) was based on statistical sampling techniques using the following criteria.

•	99% confidence level

•	0% expected error rate

•	1% maximum error rate

You asked us to assume that the population of unsecured loans is homogeneous and the size of the resulting sample is 455. You agreed the calculated sample size as being sufficient and appropriate for the purposes of this engagement.

Furthermore, in accordance with your instructions, we selected an additional random sample of 75 owner occupied residential mortgage loans from the Extraction File, to be used in substitution for any of the owner occupied residential mortgage loans included in the Selected Sample that redeemed between the Cut-Off Date and the date we performed our testing (the “Reserve Sample”). We used 36 loans from the Reserve Sample.

Following the determination of the Selected Sample and Reserve Sample we were provided with an Extraction File (“EF”) with the following name, “Copy of 1806 AUP Data Tape.xlsx” sent on 15/08/18.

When checking that a document bears a signature, we will only check the existence of a signature and make no representation on the integrity of the signature.

We will not undertake any procedures to confirm compliance of the mortgage loans with your origination or valuation policies and procedures, and will not perform any procedures on data fields appearing in the Extraction File other than as referred to below.

Procedures for Pool A1

	Description of Agreed Upon Procedures	Results
1)

Account Number

We will agree the account number appearing in the Extraction File in column “SU02: Main Account Number” to the account number appearing in the Mortgage System.

We will report as an error if the account number shown on the Extraction File in column “SU02: Main Account Number” does not agree with that shown on the Mortgage System.

No exceptions noted.

	Description of Agreed Upon Procedures	Results
2)

Borrower Name

i)   We will agree the borrower name(s) shown in the Extraction file in columns “SU106: Borrower 1 Full Name” and “SU107: Borrower Full Name” to the Mortgage System and the following documents to the Extraction file:

2i) No exceptions noted.

	a. Application Form (“AF”);	2a) One missing document noted: PwC reference 254

	b. Offer Letter (“OL”);	2b) Six missing documents noted: PwC references 104, 109, 180, 205, 207, 451. We confirmed 1 exception. PwC ref: 330 – Could not agree the surname of Borrower 2 to the Offer Letter

	c. Original Valuation Report (“VR”);	2c) 20 missing documents noted: PwC references 6, 14, 29, 83, 84, 91, 104, 108, 157, 160, 173, 174, 212, 271, 275, 301, 352, 393, 458, 477

	d. Title Deeds, COT or ROT (“TD”);	2d) We confirmed 1 exception. PwC ref: 330 – Could not agree the surname of Borrower 2 to the Title Deed.

e. Borrowers Proof of ID (“PoID”); and

2e) 82 missing documents noted:

PwC references 3, 6, 9, 18, 21, 30, 37, 54, 61, 64, 99, 104, 106, 108, 137, 157, 158, 170, 172, 178, 180, 185, 194, 196, 198, 203, 205, 206, 207, 210, 214, 215, 216, 225, 229, 232, 246, 260, 291, 293, 299, 306, 313, 319, 320, 329, 330, 334, 337, 346, 350, 356, 370, 375, 380, 381, 383, 387, 389, 399, 402, 404, 409, 411, 416, 417, 418, 427, 428, 429, 431, 432, 434, 436, 441, 443, 447, 449, 450, 458, 462, 463

	f. Income verification (“IV”). We will report as an error if the borrower name(s) shown on the Extraction File in columns “SU106: Borrower 1 Full Name” and “SU107: Borrower Full	2f) 39 missing documents noted:

Description of Agreed Upon Procedures		Results
Name” does/do not agree with that/those shown on any of the documents above or the Mortgage System except for the following conditions as instructed by the Vendor:	PwC Ref: 6, 7, 12, 19, 45, 53, 69, 76, 78, 84, 98, 129, 149, 157, 160, 173, 174, 177, 186, 233, 270, 275, 284, 291, 295, 301, 309, 342, 379, 382, 395, 402, 418, 436, 450, 451, 453, 462, 472

•   We will not report as an error where the difference relates only to the spelling of forenames, surnames, instances where a middle name has been omitted but the forename and surname agree or a change in name supported by documentation on the Mortgage File.

•   We will not report as an error where a borrower’s name does not agree because a borrower has been removed, added or amended to the Mortgage since origination and evidence is provided to support the update to the mortgage records i.e. an additional application form, marriage certificate, death certificate or change of parties’ document.

•   For the avoidance of doubt, where an AVM, Desktop or Indexed Report was used the Borrower name(s) will not be present and therefore a pass will be recorded.

•   We will not report and error for Proof of ID where an online application form was used and the system notes confirming borrower ID checks have been verified.

•   For the avoidance of doubt, where a Broker Confirmation is presented and it confirms that Proof of ID has been seen by the Broker a pass will be recorded.

•   We will not report as an exception where the borrower’s full name cannot be matched to the relevant document due to being initialised if the full name has been tied to the Offer Letter.

•   For the avoidance of doubt, on a valuation report test we will not report as an exception where, in the case of more than one borrower, one of the borrower’s name doesn’t agree, but the other does.

•   We will not report as an exception where the copy of the ID is illegible but the file

We confirmed 3 exceptions:

	PwC Ref	Difference
	21	Documentation does not include name of borrower.
	109	Documentation does not include the name of Borrower 2
	117	Documentation does not include name of borrower.

	Description of Agreed Upon Procedures		Results

contains a document which indicates it is a certified copy of the person’s ID.

•   We will not report as an exception where the copy of the Income verification does not have a name or the name is illegible but the file contains a document which indicates it is a certified copy of the person’s ID.

•   We will not report as an exception if there is no ID and the mortgage loan is a being granted to an existing customer of the Vendor as evidenced either by the loan being a further advance (i.e. sub account 2 or higher) or the application form detailing other Savings or Mortgage products with the Vendor.

3)	Security Address and Post Code

	(i) For each mortgage loan, we will check whether the out code shown on the Mortgage System agrees to that shown on the Extraction File in columns “SU132: Security House Name”, “SU133: Security Street”, “SU134: Security District”, SU135: Security Town/City”, “SU136: Security County” and “SU54: Property Postcode”.	3i) No exceptions noted.

	(ii) For each mortgage loan, we will check whether the property address (including out code) shown on the Mortgage System agrees with that shown on the:	3iia) 9 missing documents noted: PwC references 104, 109, 180, 205, 207, 222, 287, 288, 451.

	a. Offer Letter;	We confirmed 4 exceptions.

b. Original Valuation Report; and

	c. Registered Legal Charge, COT or ROT, Mortgage Deed or Land registry.	PwC Reference	Per EF	Per OL
		9	Postcode: CB2 35FA	Postcode: CB3 6FU
	We will report as an error if the property address (including out code) shown on the Mortgage System does/do not agree with that/those shown on any of the documents above. We will not record as an error where the out code portion of the postcode agrees but the in code does not.	216	Flat 7 Greenwich Court 1 Hyde Close Romford RM1 4WE	Flat 1, 7 Hyde Close, Greenwich Court, Romford RM1 4WE
		398	1 The Acorns Gilberdyke East	10 The Conkers Scalby Lane

Description of Agreed Upon Procedures	Results
		Yorkshire HU15 2BN	Gilberdyke HU15 2UJ
	430	25 Cedar Close Bradford BD4 6FL	Plot 14 Redwood Park, Bradford, BD4 1ND

3iib) 22 missing documents:

PwC references 6, 14, 29, 83, 84, 91, 104, 108, 115, 157, 160, 173, 174, 212, 255, 271, 275, 301, 352, 393, 458, 477

We confirmed 6 exceptions.

	PwC Reference	Per EF	Per VR
	73	6 Leverm Grove Court Nitshill Road Glasgow G53 7TE	6 Levern Grove, The Hurtlet Glasgow G53 7TE
	203	41 Balaclava Road Dowlais Merthyr Tydfil Mid Glamorgan CF48 3BS	41 Balaclava Road Dowlais Merthyr Tydfil Mid Glamorgan
	204	16 Glebe Road, Deanshanger Milton Kyenes MK19 6LT	16 Glebe Road, Deanshanger, Northants
	216	Flat 7 Greenwich Court 1 Hyde Close Romford RM1 4WE	Flat 1, 7 Hyde Close, Greenwich Court, ROMFORD, RM1 4WE
	398	1 The Acorns Gilberdyke East Yorkshire HU15 2BN	10 The Conkers Scalby Lane Gilberdyke HU15 2UJ

Description of Agreed Upon Procedures	Results
	430	25 Cedar Close Bradford BD4 6FL	Plot 14 Redwood Park, Bradford, BD4 6ER

(iii) For each mortgage loan, we will check the Government Region code shown in the Extraction File in column “SU54: Property Postcode” is either, England, Scotland, Wales or Northern Ireland by reference to the postcode being agreed to the Royal Mail Postcode Checker.	3iii) No exceptions noted.

•  We will not report as an exception where the difference relates only to spelling (other than the out code) and there is supporting documentation on the Mortgage File to indicate that they refer to the same property.

•  For newly built properties, if there is evidence on the Mortgage File from a solicitor or HMLR Direct that shows the postal address and the original plot address to be the same property, this will not be classed as an error.

•  Where the supporting document(s) have been manually written on or amended, we will report as an error if these changes do not bear the borrower(s)’s initial(s) or signature(s).

•  We will not report as an exception where the supporting document(s) or Mortgage System do not show the region or county but all other lines of the property address agree including the out code.

•  We will not report as an exception where a change of property has occurred since the initial mortgage application and the new property address is held on the Mortgage File and agrees to the Offer Letter, Valuation Report and Registered Legal Charge.

•  For the avoidance of doubt, where an AVM, Desktop or Indexed Report was used the

	Description of Agreed Upon Procedures	Results

Borrower address will not be present and therefore a pass will be recorded.

•  For the avoidance of doubt, where a house name instead of a house number is presented and all the other details match, a pass will be recorded.

4)	Property Type

We will compare the property type listed in the Extraction File in column “SU46: Property Type” to the Mortgage System and the Valuation Report using the mapping provided to us by management.

We will not report an error where the Extraction File contains ‘ND’ or ‘Other’.

4a) No exceptions noted. 4b) 27 missing documents noted. PwC references 6, 14, 29, 78, 84, 91, 104, 108, 115, 129, 157, 160, 169, 173, 174, 212, 222, 255, 271, 275, 291, 301, 352, 362, 393, 458, 477

We confirmed 4 exceptions.

		PwC Reference	Per EF	Per VR
		209	Detached House	Semi-detached House
		243	Terraced House	Small
		274	Terraced house	2 storey cottage
		284	Semi-detached House	VR does not show Property Type
5)	Property Tenure

	For each mortgage loan, we will compare the tenure of the property as recorded within the Extraction File in column “SU104: Tenure” with the tenure of property recorded in the COT and on the Mortgage System. Where there is a difference, we will compare the tenure of the property as recorded within the Extraction File in column “SU104: Tenure”, with the tenure of property recorded within the title deeds or any letter from the solicitor, valuer (including Valuation Report), HMLR, Registrar of Scotland or Sasine Register confirming tenure.	5a) No exceptions noted. 5b) 3 missing documents noted: PwC references 199, 203, 204. We confirmed 22 exceptions.
		PwC Reference	Per EF	Per VR
		3	Freehold	Leasehold
		4	Freehold	Leasehold
		16	Freehold	Leasehold
		101	Freehold	Leasehold
		110	Freehold	Leasehold

	Description of Agreed Upon Procedures	Results

We will report as an exception all instances where the tenure of the property as recorded on the Extraction File in column “SU104: Tenure” is different from the actual tenure reported in the COT, title deeds or any letter from the solicitor, valuer or HMLR except where either the Extraction File has recorded the tenure of the property as ‘Feudal’ or ‘Absolute Ownership’ and where the tenure of the property reported on the COT, title deeds or any letter from the solicitor, valuer or HMLR is described as ‘Freehold’, or vice versa.

We will not report an error where the Extraction File contains ‘ND’, this will be ‘Not Applicable’.

		118	Freehold	Leasehold
		119	Freehold	Leasehold
		134	Freehold	Leasehold
		191	Freehold	Leasehold
		205	Leasehold	Freehold
		206	Leasehold	Freehold
		207	Leasehold	Freehold
		208	Freehold	Leasehold
		278	Freehold	Leasehold
		326	Leasehold	Freehold
		329	Freehold	Leasehold
		356	Freehold	Leasehold
		357	Freehold	Leasehold
		404	Freehold	Leasehold
		409	Freehold	Leasehold
		417	Freehold	Leasehold
		464	Leasehold	Freehold

6)	Origination Date

(i) For each mortgage loan, we will compare the origination date shown on the Extraction File in column “SU12: Completion Date” to that shown on the Mortgage System. We will report as an error if the original origination date shown on the Extraction File in column “SU12: Completion Date” does not agree with that shown on the Mortgage System.

6i) No exceptions noted.

(ii)  For each mortgage loan, we will compare the origination date shown on the Extraction File in column “SU12: Completion Date” to that shown on the COT or ROT or Registered Legal Charge. We will report as an error if the original origination date shown on the Extraction File does not agree with that shown on the COT or ROT or Registered Legal Charge subject to a +/- 1 month tolerance.

•  We will report as ‘Not Applicable’ if the account is a Mortgage Review (Redeem and Complete) or a Further Advance and no COT or ROT is available.

6ii) Thirteen missing documents noted: PwC references 6, 108, 109, 116, 180, 204, 247, 291, 337, 339, 340, 370, 378. We confirmed two exceptions
		PwC Reference	Per EF	Per COT
		81	29/11/2002	09/11/2000
		104	21/15/2003	30/8/2000
The following 236 PwC Ref were deemed as N/A:
1, 2, 8, 10, 11, 12, 15, 16, 19, 20, 26, 27, 29, 34, 35, 39, 40, 42, 44, 45, 46, 47, 48, 49, 50-, 52, 53, 55, 58, 59, 60, 65, 67, 69, 73, 74, 75, 76, 78, 80, 82, 83, 84, 85, 86, 87, 88, 91, 93, 94, 96, 97, 98, 100, 101, 102, 103, 105, 106, 107, 110, 111, 112, 115, 117, 118, 119, 121, 122, 123,

	Description of Agreed Upon Procedures	Results
		124, 125, 126, 128, 129, 130, 131, 133, 134, 135, 136, 137, 139, 140, 144, 145, 146, 147, 148, 149, 150, 151, 152, 153, 154, 155, 156, 160, 161, 162, 163, 164, 166, 167, 173, 174, 175, 179, 181, 186, 187, 188, 190, 191, 195, 197, 201, 211, 212, 221, 222, 223, 224, 226, 227, 234, 236, 237, 238, 241, 243, 248, 249, 253, 254, 255, 257, 261, 262, 263, 264, 266, 269, 270, 273, 274, 275, 277, 278, 279, 280, 282, 283, 284, 287, 288, 289, 292, 294, 295, 297, 300, 301, 302, 305, 309, 315, 316, 317, 318, 321, 322, 323, 324, 325, 327, 328, 329, 330, 331, 332, 335, 336, 338, 341, 342, 342, 343, 344, 349, 350, 352, 356, 362, 363, 364, 371, 372, 376, 377, 385, 386, 388, 393, 394, 402, 406, 410, 413, 414, 421, 425, 429, 437, 450, 454, 456, 464, 465, 466, 467, 468, 477, 478, 479, 480, 482, 484, 490, 491, 492, 493, 496, 500, 503, 505, 506
7)	Original Balance/Amount Advanced

a.   For each mortgage loan, we will compare the amount advanced shown on the Extraction File in column “SU14: Advance Amount” agrees to shown on the Mortgage System.

b.  For each mortgage loan, we will compare the amount advanced shown on the Extraction File in column “SU14: Advance Amount” to that shown on the Offer Letter or Further Advance Letter and in the case of an original advance the COT or ROT.

We will report as an error if the amount advanced shown on the Extraction File in column “SU14: Advance Amount” does not agree with that shown on the Mortgage System, the Offer Letter or Further Advance Letter.

•   We have not reported an error where management have confirmed that the item was a fee sub account that had a nil Advance Amount.

•   We have not reported as an error if the amount advanced was within a tolerance of +/- £1,000

		7a) No exceptions noted. 7bi) 17 missing documents noted: PwC references 65, 104, 106, 109, 112, 136, 139, 149, 173, 175, 180, 205, 207, 221, 222, 288, 451 We confirmed 6 exceptions.
		PwC Reference	Per EF	Per OL
		4	88,150	86,246
		177	85,993	An amount could not be determined based on the offer letter provided.
		183	124,050	126,000
		190	66,350	67,445
		385	180,261	176,261
		503	63,961	60,061

	Description of Agreed Upon Procedures	Results

•  We have reported as ‘Not Applicable’ if the account is a Mortgage Review (Redeem and Complete or ECM Transfer) or Further Advance and no COT or ROT is available.

•  We will not report an error where the Extraction File contains ‘ND’, this will be ‘Not Applicable’.

		The following PwC Ref were deemed as N/A: 46, 47, 97, 107, 174, 263, 278, 301, 323, 401 7bii) 6 missing documents noted: PwC reference 180, 194, 198, 204, 219, 334. We confirmed 5 exceptions.
		PwC Reference	Per EF	Per OL
		81	107,098	77,900
		183	124,050	126,000
		209	69,500	70,995
		320	76,500	78,500
		326	82,000	99,790

The following 250 PwC Ref were deemed as N/A:

1, 2, 4, 7, 8, 10, 11, 12, 15, 16, 19, 20, 23, 26, 27, 29, 30, 34, 35, 39, 40, 42, 44, 45, 46, 47, 48, 50, 52, 53, 55, 58, 59, 60, 65, 67, 69, 73, 74, 75, 76, 78, 80, 82, 83, 84, 85, 86, 87, 88, 91, 93, 94, 96, 98, 100, 101, 102, 103, 104, 105, 106, 107, 108, 109, 110, 111, 112, 115, 116, 117, 118, 119, 121, 122, 124, 125, 126, 128, 129, 130, 131, 133, 134, 135, 136, 137, 139, 140, 144, 145, 146, 147, 148, 149, 150, 151, 152, 153, 154, 155, 156, 160, 161, 162, 163, 164, 166, 167, 173, 174, 175, 179, 181, 186, 187, 188, 190, 191, 195, 197, 201, 211, 212, 221, 222, 223, 224, 226, 227, 234, 236, 227, 234, 236, 237, 238, 241, 243, 247, 248, 249, 253, 254, 255, 257, 261, 262, 263, 264, 266, 269, 270, 273, 274, 275, 277, 278, 279, 280, 282, 283, 284, 287, 288, 289, 292, 294, 295, 297, 300, 301, 302, 305, 306, 309, 315, 317, 318, 321, 322, 323, 324, 325, 327, 328, 329, 330, 331, 332, 335, 336, 337, 338, 339, 340, 341, 342, 343, 344, 349, 350, 352, 356, 362, 363, 364, 370, 371, 372, 376, 377, 378, 385, 386, 388, 393, 394, 402, 406, 410, 411, 412, 413, 414, 421, 425, 429, 437, 450, 454, 456, 464, 465, 466, 467, 468, 477, 478, 479, 480, 482, 484, 490, 491, 492, 493, 496, 500, 505

8)	Loan Type (BTL / Resi)	8a) No exceptions noted.

Description of Agreed Upon Procedures	Results

We will compare the purpose in the Extraction File in column “SU21: Product Type” to the Mortgage System (i.e. BTL or Residential) and Offer Letter. We will report as an exception if the purpose in the Extraction File in column “SU21: Product Type” does not agree to the purpose of the Mortgage System or the Offer Letter

For the avoidance of doubt, we will not report as an exception if the Offer Letter does not explicitly state Residential but there is nothing that implies the mortgage is BTL.

	8b) 9 missing documents noted: PwC reference 104, 109, 180, 205, 207, 222, 287, 288, 451.
9)

Loan Maturity Date

For each mortgage loan, we will compare the maturity date of each advance as shown on the Extraction File in column “SU16: Loan Maturity Date” agrees with the Mortgage System. We will report as an error if the maturity date on the Extraction File in column “SU16: Loan Maturity Date” does not agree with that shown on the Mortgage System as determined by the remaining term.

We have not recorded an error where the loan maturity date did not agree with the offer within a +/- 6 months tolerance.

	No exceptions noted
10)

Interest Rate

For each mortgage loan, we will compare the interest rate shown on the Extraction File in column “SU30: Interest Rate (%)” to that shown on the Mortgage System. We will report as an error if the interest rate shown on the Extraction File in column “SU30: Interest Rate (%)” does not agree with those shown on the Mortgage System.

For each mortgage loan, we will compare the interest rate shown on the Extraction File to that shown in the Mortgage Offer.

	10a) No exceptions noted. 10b) 11 missing documents noted: PwC reference 104, 109, 151, 174, 180, 205, 207, 222, 287, 288, 451. We confirmed 2 exceptions.
	PwC Reference	Per EF	Per OL
	204	2%	Unable to verify

Description of Agreed Upon Procedures		Results
	• We will not report an exception where a loan is SVR (4.79%) on the Extraction File and the Offer Letter is Fixed then SVR where the reversion date has passed. • For the avoidance of doubt if the Offer Letter States ‘guaranteed below SVR’ then if the Extraction File value is less than 4.79% a pass is recorded. • We will not report an exception where the Offer Letter states a loyalty rate applied but the account is an arrears (as this would negate the loyalty rate).	209	1.9%	Unable to verify
11)	Interest Rate Type

For each mortgage loan, we will compare the interest rate type shown on the Extraction File in column “SU23: Current Interest Rate Type” to that shown on the Mortgage System. We will report as an error if the interest rate type shown on the Extraction File in column “SU23: Current Interest Rate Type” does not agree with those shown on the Mortgage System.

11a) No exceptions noted.

11b) 10 missing documents noted:

PwC reference 104, 109, 180, 205, 207, 222, 287, 288, 323, 451

We confirmed one exception.

PwC ref: 154 – As per the EF (SVR linked), as per MO (Tracker Product)

For each mortgage loan, we will compare the interest rate type shown on the Extraction File in column “SU23: Current Interest Rate Type” to that shown in the Mortgage Offer. We will report as an error if the interest rate type shown on the Extraction File in column “SU23: Current Interest Rate Type” does not agree with those shown on the Mortgage Offer.

12)	Interest Rate Index
	For each mortgage loan, we will compare the interest rate index shown on the Extraction File in column “SU81: Reference Rate” to that shown on the Mortgage System. We will report as an error if the interest rate index shown on the Extraction File in column “SU81: Reference Rate” does not agree with those shown on the Mortgage System.	No exceptions noted.

	Description of Agreed Upon Procedures	Results
13)

Repayment type

For each mortgage loan, we will compare the repayment type shown on the Extraction File in column “SU17: Repayment Basis” to that shown on the Mortgage System. We will report as an error if the repayment type shown on the Extraction File in column “SU17: Repayment Basis” does not agree with that shown on the Mortgage System.

13a) No exceptions noted. 13b) 15 missing documents noted: PwC reference 104, 109, 180, 205, 207, 222, 287, 288, 323, 451 We confirmed one exception.

For each mortgage loan, we will compare the repayment type shown on the Extraction File in column “SU17: Repayment Basis” to that shown on the Mortgage Offer. We will report as an error if the repayment type shown on the Extraction File in column “SU17: Repayment Basis” does not agree with that shown on the Mortgage Offer.

		PwC Reference	Per EF	Per OL
		85 88 154 157 172	Interest Only Repayment Interest Only Interest Only Part and Part	Repayment Interest Only Repayment Repayment Repayment
14)

Product Maturity Date

For each mortgage loan, we will compare the Product Maturity Date of each advance as shown on the Extraction File in column “SU26: Product End Date” to the Mortgage System. We will report as an error if the Product Maturity Date in column “SU26: Product End Date” on the Extraction File does not agree with that shown on the Mortgage System.

14a) No exceptions noted.
• We have not recorded an error where the Product Maturity Date is before the Cut Off date
	For each mortgage loan, we will compare the Product Maturity Date of each advance as shown on the Mortgage Offer to the Extraction File. We will report as an error if the product maturity date on the Extraction File does not agree with that shown on the Mortgage Offer.	14b) No exceptions noted. 9 missing documents noted: PwC reference 104, 109, 180, 205, 207, 222, 287, 288, 451

	Description of Agreed Upon Procedures	Results
• We have not recorded an error where the Product Maturity Date is before the Cut Off date.

15)

Original Valuation Date

a.   For each mortgage loan, we will compare the original valuation date shown on the Extraction File in column “SU48: Original Valuation Date” to that shown in the Mortgage System. We will report as an error if the original valuation date shown on the Extraction File in column “SU48: Original Valuation Date” does not agree with that shown on the Mortgage System.

15a) No exceptions noted

b.  For each mortgage loan, we will compare the original valuation date shown on the Extraction File in column “SU48: Original Valuation Date” to that shown on the Valuation Report. We will report as an error if the original valuation date shown on the Extraction File in column “SU48: Original Valuation Date” does not agree with that shown on the Valuation Report within a tolerance of +/- 16 weeks.

•  We have not recorded an error where it is apparent the loan was extended under exceptional circumstances.

•  We will report as ’Not Applicable’ if the account is a Mortgage Review (Redeem and Complete or ECM Transfer) and flagged as such on the Extraction File and is outside of the tolerance specified above.

15b) 4 missing documents noted: PwC reference 6, 157, 169, 255 We confirmed 21 exceptions.
		PwC Reference	Per EF	Per VR
		39	24/12/2004	06/08/2004
		156	04/01/2007	27/09/2006
		178	08/02/2007	12/09/2006
		220	11/06/2007	27/02/2007
		384	23/07/2007	17/07/2006
		404	21/08/2007	18/04/2007
		407	28/08/2007	27/02/2007
		417	07/09/2007	01/11/2016
		418	10/09/2007	15/03/2007
		424	30/11/2007	21/02/2007
		430	28/09/2007	30/03/2007
		433	01/10/2007	14/06/2007
		434	11/10/2007	03/05/2007
		442	05/11/2007	10/07/2007
		446	24/01/2008	07/12/2006
		447	17/12/2007	23/02/2007
		448	18/12/2007	03/09/2007
		452	07/06/2033	30/08/2007
		457	22/01/2008	13/09/2007
		458	25/03/2008	N/A
		463	27/08/2009	25/03/2009

	Description of Agreed Upon Procedures	Results

The following 61 PwC Ref were deemed as N/A:

11, 14, 29, 34, 50, 69, 83, 84, 87, 88, 91, 97,

101, 104, 108, 112, 115, 117, 122, 123, 129, 135,

137, 160, 173, 174, 176, 177, 190, 191, 208,

211, 212, 221, 227, 240, 246, 251, 266, 271,

275, 277, 291, 301, 327, 329, 330, 352, 356,

363, 376, 385, 388, 393, 402, 413, 425, 439,

456, 477, 480

16)

Original Valuation Amount

a.   For each mortgage loan, we will compare the original valuation amount shown on the Extraction File in column “SU49: Original Valuation Amount” to that shown on the Mortgage System. We will report as an error if the original valuation amount shown on the Extraction File in column “SU49: Original Valuation Amount” does not agree with that shown on the Mortgage System.

		16a) No exceptions noted.

b.  For each mortgage loan, we will compare the original valuation amount shown on the Extraction File in column “SU49: Original Valuation Amount” to that shown on the Valuation Report. We will report as an error if the original valuation amount shown on the Extraction File in column “SU49: Original Valuation Amount” does not agree with the valuation amount shown on the Valuation Report.

•  Note that for those items where there has been a mortgage review and the previous mortgage account number has been replaced with a new account number or those items where there has been a further advance the original valuation amount in the mortgage extraction file represents the valuation amount at the time of the

		16b) 5 missing documents noted: 6, 157, 169, 255, 458 We confirmed 6 exceptions.
		PwC Reference	Per EF	Per VR
		68	255,000	240,000
		138	285,000	106,000
		391	1,000,000	1,300,000
		451	150,000	185,000
		453	290,000	295,000
		505	147,000	135,000

The following 77 PwC Ref were deemed as N/A:

4, 7, 8, 11, 14, 29, 34, 35, 50, 51, 64, 83, 84,

87, 88, 91, 101, 104, 106, 108, 112, 115, 117,

123, 129, 137, 139, 145, 152, 160, 173, 174, 176,

177, 190, 191, 208, 211, 212, 226, 227, 239

	Description of Agreed Upon Procedures	Results
	mortgage review or further advance. • We will report as ’Not Applicable’ if the account is a Mortgage Review (Redeem and Complete or ECM Transfer) and flagged as such on the Extraction File.	240, 269, 270, 271, 275, 277, 278, 287, 291, 294, 301, 329, 330, 340, 342, 344, 351, 352, 356, 363, 376, 385, 388, 393, 402, 413, 425, 450, 454, 456, 477, 480, 496, 500, 503
17)

Original Valuation Type

a.   For each mortgage loan, we will compare the original valuation type shown on the Extraction File in column “SU47: Original Valuation Type” to that shown on the Mortgage System. We will report as an error if the original valuation type shown on the Extraction File in column “SU47: Original Valuation Type” does not agree with that shown on the Mortgage System.

b.  For each mortgage loan, we will compare the original valuation type shown on the Extraction File in column “SU47: Original Valuation Type” to that shown on the Valuation Report. We will report as an error if the original valuation type shown on the Extraction File in column “SU47: Original Valuation Type” does not agree with that shown on the Valuation Report.

•  We will report as ’Not Applicable’ if the account is a Mortgage Review (Redeem and Complete or ECM Transfer) and flagged as such on the Extraction File.

17a) No exceptions noted.

17b) 4 missing documents noted:

PwC reference 6, 157, 255, 458

The following 50 PwC Ref were deemed as N/A:

11, 14, 16, 29, 34, 40, 78, 83, 84, 87, 88, 91,

101, 104, 108, 112, 115, 117, 123, 160, 173, 174,

176, 181, 190, 191, 211, 212, 227, 240, 271,

275, 277, 278, 301, 330, 352, 356, 376, 385,

388, 393, 402, 413, 425, 456, 477, 480, 496, 500,

18)

Latest Valuation Date

a.   For each mortgage loan, we will compare the Latest valuation date shown on the Extraction File in column “SU52: Latest Valuation Date” to that shown in the Mortgage System. We will report as an error if the Latest valuation date

18a) No exceptions noted.

	Description of Agreed Upon Procedures	Results

shown on the Extraction File in column “SU52: Latest Valuation Date” does not agree with that shown on the Mortgage System.

b.  For each mortgage loan, we will compare the Latest valuation date shown on the Extraction File in column “SU52: Latest Valuation Date” to that shown on the Valuation Report. We will report as an error if the Latest valuation date shown on the Extraction File in column “SU52: Latest Valuation Date” does not agree with that shown on the Valuation Report.

•  In the cases where the Latest Valuation Type is AVM and the sample has passed test 17a, we will automatically pass the Latest Valuation Type test.

•  We will report as ’Not Applicable’ if the account is a Mortgage Review (Redeem and Complete or ECM Transfer) and flagged as such on the Extraction File.

18b) 12 missing documents noted: PwC reference 80, 156, 157, 170, 171, 187, 198, 208, 334, 377, 424, 458 We confirmed 22 exceptions.

		PwC Reference	Per EF	Per VR
		210	27/04/2007	N/A
		380	04/07/2007	18/06/2007
		381	05/07/2007	07/06/2007
		382	13/07/2007	13/06/2007
		383	19/07/2007	26/06/2007
		384	23/07/2007	17/07/2007
		389	26/07/2007	19/06/2007
		390	26/07/2007	26/06/2007
		396	16/08/2007	04/07/2007
		398	11/10/2007	22/06/2007
		399	15/08/2007	13/07/2007
		400	21/08/2007	25/07/2007
		404	21/08/2007	18/04/2007
		407	28/08/2007	27/02/2007
		418	10/09/2007	15/03/2007
		430	28/09/2007	30/03/2007
		434	11/10/2007	03/05/2007
		442	05/11/2007	10/07/2007
		446	24/01/2008	07/12/2006
		447	17/12/2007	23/02/2007
		452	03/01/2008	30/08/2007
		457	22/01/2008	13/09/2007

The following 42 PwC Ref were deemed as N/A:

2, 29, 60, 61, 64, 82, 84, 104, 105, 106, 108,

112, 115, 117, 119, 123, 141, 152, 159, 186, 189,

190, 191, 211, 212, 227, 235, 242, 248, 255,

258, 269, 275, 297, 325, 367, 385, 388, 402,

425, 456, 503

19)	Latest Valuation Amount

	Description of Agreed Upon Procedures	Results

a.   For each mortgage loan, we will compare the Latest valuation amount shown on the Extraction File in column “SU51:Latest Valuation Amount” to that shown on the Mortgage System. We will report as an error if the Latest valuation amount shown on the Extraction File in column “SU51:Latest Valuation Amount” does not agree with that shown on the Mortgage System.

b.  For each mortgage loan, we will compare the Latest valuation amount shown on the Extraction File in column “SU51:Latest Valuation Amount” agrees with that shown on the Valuation Report. We will report as an error if the Latest valuation amount shown on the Extraction File in column “SU51:Latest Valuation Amount” does not agree with the valuation amount shown on the Valuation Report.

•  In the cases where the Latest Valuation Type is AVM and the sample has passed test 17a, we will automatically pass the Latest Valuation Type test.

•  We will report as ’Not Applicable’ if the account is a Mortgage Review (Redeem and Complete or ECM Transfer) and flagged as such on the Extraction File.

		19a) No exceptions noted.
		19b) 12 missing documents noted: PwC reference 80, 156, 157, 170, 171, 187, 198, 208, 334, 377, 424, 458 We confirmed 2 exceptions.

		PwC Reference	Per EF	Per VR
		451	150,000	187,750
		452	290,000	295,000

The following 44 PwC Ref were deemed as N/A:

2, 29, 60, 61, 64, 82, 84, 98, 104, 105, 106,

108, 112, 115, 117, 119, 123, 141, 152, 159, 186,

189, 190, 191, 211, 212, 227, 235, 242, 248,

255, 258, 269, 275, 297, 325, 367, 385, 388,

402, 425, 450, 456, 503

20)	Latest Valuation Type

a.   For each mortgage loan, we will compare the Latest valuation type shown on the Extraction File in column “SU50:Latest Valuation Type” to that shown on the Mortgage System. We will report as an error if the Latest valuation type shown on the Extraction File in column “SU50:Latest Valuation Type” does not agree with that shown on the Mortgage System.

		20a) No exceptions noted.
	b. For each mortgage loan, we will compare the latest valuation type shown on the Extraction	20b) 12 missing documents noted:

	Description of Agreed Upon Procedures	Results

File in column “SU50:Latest Valuation Type” to that shown on the Valuation Report. We will report as an error if the original valuation type shown on the Extraction File in column “SU50:Latest Valuation Type” does not agree with that shown on the Valuation Report.

•  In the cases where the Latest Valuation Type is AVM and the sample has passed test 19a, we will automatically pass the Latest Valuation Type test.

•  We will report as ‘Not Applicable’ if the account is a Mortgage Review (Redeem and Complete or ECM Transfer) and flagged as such on the Extraction File.

PwC reference 80, 156, 157, 170, 171, 187, 198, 208, 334, 377, 424, 458 We confirmed 1 exception.

		PwC Reference	Per EF	Per VR
		9	Physical	AVM

The following 43 PwC Ref were deemed as N/A:

2, 27, 29, 60, 61, 64, 82, 84, 98, 104, 105, 106, 108, 112, 115, 117, 119, 123, 152, 159, 186, 189, 190, 191, 211, 212, 227, 235, 242, 248, 255, 258, 269, 275, 297, 325, 367, 385, 388, 402, 425, 456, 503

21)	Current balance

For each mortgage loan, we will compare the current loan balance shown on the Extraction File in column “SU09: Current Balance” to that shown on the Mortgage System as at the Cut-Off Date. We will report as an error if the current balance shown on the Extraction File in column “SU09: Current Balance” does not agree with that shown on Mortgage System as at the Cut-Off Date.

No exceptions noted.
22)	Current Monthly Scheduled Payment
	For each mortgage loan we will compare the current monthly scheduled payment per the Extraction File in column “SU60: CMS” to the current monthly scheduled payment disclosed on the Mortgage System.	No exceptions noted.
23)	Payment Method

We will compare the Payment Method appearing in the Extraction File in column “SU119: Payment Method” to that recorded in the Mortgage System.

For the avoidance of doubt, we will pass this test where the Extraction File in column “SU119:

No exceptions noted.

	Description of Agreed Upon Procedures	Results

Payment Method” states “Other” and the Mortgage System shows anything other than “Direct Debit”.

24)	Overpayment / Redraw Available

	For loans with flexible re-draw facilities (identified by a value of greater than £0 in the Extraction File column “SU41: Overpayment and Redraw Available”), we will compare the maximum redraw loan amount potentially available shown in the “SU41” data field in the Extract File to the Mortgage System for any loan described as having flexible redraw facilities.	No exceptions noted.

25)	Arrears

	For each mortgage loan in arrears, we will compare the arrears balance shown on the Extraction File in column “SU169a: Secured unitary arrears balance” to the arrears balance shown on the Mortgage System (including all sub accounts) as at the Cut-Off Date. We will report as an error if the arrears balance shown on the Extraction File in column “SU169a: Secured unitary arrears balance” does not agree to the arrears balance (including all sub accounts) shown on the Mortgage System as at the Cut-Off Date.	No exceptions noted.

• We will not report as an error if the arrears balance shown on the Mortgage System is a credit figure and the Extraction File in column “SU169a: Secured unitary arrears balance” shows nil.

26)	Indexed LTV

	For each mortgage loan we will re-perform the indexed LTV calculation by dividing the Current Balance (SU09a in the Extraction File) by the Indexed Valuation (SU53 in the Extraction File) and compare our calculation to that disclosed on the Extraction File ( “SU11: Indexed LTV”).	No exceptions noted.

• For the avoidance of doubt our recalculation will be performed on the

	Description of Agreed Upon Procedures	Results

Extraction File in column “SU11: Indexed LTV” disclosures irrespective of the results of these procedures on the Original Valuation and the Property Address.

27)	Indexed Valuation

For each mortgage loan we will re-perform the indexed valuation of the property using the [Halifax / Nationwide Indexation Data] and compare our calculation to that disclosed on the Extraction File in column “SU53: Indexed Valuation”.

For the avoidance of doubt our recalculation will be performed based on the Extraction File disclosures irrespective of the results of these procedures on the Original Valuation and the Property Address.

No exceptions noted.

28)	Borrower Income

For each mortgage loan that is verified (flagged by an N in column “SU62: Income Non-Verified” of the Extraction File) we will report whether there is relevant income confirmation required by the Vendor’s underwriting guidelines. For this test management have informed us that the relevant income confirmation may be one of the following:

No exceptions noted.

There were 38 missing documents noted:

PwC Ref: 6, 7, 12, 19, 45, 53, 69, 76, 78, 84, 98, 129, 149, 157, 160, 173, 174, 177, 186, 233, 270, 275, 284, 291, 295, 301, 309, 342, 379, 382, 395, 402, 418, 436, 450, 451, 453, 462

• payslips; • a P60; • income tax statements;
• audited accounts; • 3 years of unaudited accounts; • a signed accountant’s letter;
• a reference letter from the individual’s employer; • pension statements; or • Department of Works and Pensions (DWP) correspondence
• The procedure will be “Not Applicable” where the Extraction File states that there is No Data for the borrower’s income.

	Description of Agreed Upon Procedures	Results
• If Column “Income Non-Verified” of the Extraction File shows Y then this loan did not require income verification so is treated as automatically passing.

29)	Income Verification (Verified / Non Verified)

a.   For each mortgage loan, we will check whether the income shown on the Extraction File in columns “SU87: Borrower 1 Income” and “SU88: Borrower 2 Income” agrees to the income shown on the Mortgage System. We will report as an error if the amount of borrower(s) income shown on the Extraction File is different to the income shown on the Mortgage System.

29a) No exceptions noted.

b.  For each mortgage loan we will compare the description of the income verification on the Extraction File in column “SU62: Income Non-Verified” to the evidence of income assessed. If the Extraction File describes the loan as ‘Y’ non verified and no income assessment is retained then this shall be recorded as a Pass with no further validation. If the Extraction File describes the loan as ‘N’ non-verified we will report as an exception if no income documentation was available for the purposes of performing test 29.

29b) No exceptions noted.

There were 38 missing documents noted:

PwC Ref: 6, 7, 12, 19, 45, 53, 69, 76, 78, 84, 98, 129, 149, 157, 160, 173, 174, 177, 186, 233, 270, 275, 284, 291, 295, 301, 309, 342, 379, 382, 395, 402, 418, 436, 450, 451, 453, 462

30)	Date of Birth

	For each mortgage loan, we will confirm that the Date of Birth on the Extraction File in columns “SU65: Borrower 1 Date of Birth” and “SU66: Borrower 2 Date of Birth” matches the Date of Birth shown on	30i) No exceptions noted. 30ii) 3 missing documents noted: PwC reference 76, 203, 254

	Description of Agreed Upon Procedures	Results
	the (i) Mortgage System and (ii) the Application Form.	We Cofirmed 3 exceptions.
	Management have instructed us not to report as an exception where there is a confirmation of change of parties and one date of birth doesn’t agree to the Application Form.	PwC Reference	Per EF	Per AF
		15	05/09/1962	05/09/1952
		83	Borrower 2 Dob (21/07/1972)	Borrower 2 Dob (12/07/1971)
		505	Borrower 2 Dob (27/12/1966)	Borrower 2 Dob (22/12/1966)
31)

Borrower Employment Status

We will compare the employment status of the first applicant shown on the Extraction File in columns “SU82: Borrower 1 Employment Status” and “SU83: Borrower 2 Employment Status” agreed to that shown on the application form on the Mortgage File or where it had changed, that evidence on the Mortgage File supported the current employment status on the Extraction File. We will report as an exception where there is a difference, except where this had changed and evidence on the Mortgage File supported the current employment status on the Extraction File.

We will not report an exception where the Extraction File states ‘ND’ or ‘Other’, this will be not applicable.

6 missing documents noted. PwC reference 88, 105, 112, 115, 254, 500 We confirmed 3 exceptions.
		PwC Reference	Per EF	Per AF
		10	Employed	Borrower 1 (house husband)
		34	Full-time employment	Borrower 1 employment status missing
		227	Self-employed	Full-time employment
The following 14 PwC Ref were deemed as N/A: 137, 190, 191, 203, 204, 205, 206, 207, 211, 212, 250, 388, 402, 429
32)	Lien	We confirmed 2 exceptions.

For each mortgage account, we checked that the Vendor held first legal charge over the property by reference to the HMLR record for properties in England & Wales and Scotland or a signed Mortgage Deed for properties on Northern Ireland.

We will not record an exception where the property has redeemed.

		PwC Reference	Per EF	Per record
		85	NRAM	Barclays
		376	NRAM	No charges on security

	Description of Agreed Upon Procedures	Results
33)

Prior Bankruptcy

For each mortgage loan, we will agree to the credit bureau data extract download “1806 – NRAM Credit Data – Full remaining book (Inc Redemptions).xlsb” the Bankruptcy/IVA status shown on the Extraction File in column “SU208: Credit Data 1 (Borrower 1 Number of Bankruptcies / IVAs Last 6 Years (Equifax indicator CSC13)”. We will report as an error if the Bankruptcy/IVA status shown on the Extraction File does not agree to the credit bureau data extract.

We will report as an error if we are unable to locate the relevant information for a mortgage loan within the credit bureau data download provided.

No exceptions noted.
34)

Total Number of Satisfied CCJs

For each mortgage loan, we will perform an extraction file to credit data download named “1806 - NRAM Credit Data - Full remaining book (Inc Redemptions).xlsb” to confirm the Number of Satisfied CCJs as the information is not available on the system.

For each mortgage loan, we will agree to the latest credit search in the credit data download the number of satisfied CCJs shown on the Extraction File in column “SU213: Credit Data 6 Borrower 1 Number of CCJs Last 6 Years (Satisfied only) (Equifax indicator CSC9)”. We will report as an error if the number of satisfied CCJs shown on the Extraction File do not agree to the latest credit search.

We will report as an error if we are unable to locate the relevant information for a

No exceptions noted.

	Description of Agreed Upon Procedures	Results
mortgage loan within the credit bureau data download provided.
35)	Total Number of Unsatisfied CCJs

	For each mortgage loan, we will perform an extraction file to credit data download named “1806 - NRAM Credit Data -Full remaining book (Inc Redemptions).xlsb” to confirm the Number of Unsatisfied CCJs as the information is not available on the system.	No exceptions noted.

For each mortgage loan, we will agree to the latest credit search in the credit data download the number of unsatisfied CCJs shown on the Extraction File in column “SU210: Credit Data 3 Borrower 1 Number of CCJs Last 6 Years (Unsatisfied Only) (Equifax indicator CSC40)”. We will report as an error if the number of unsatisfied CCJs shown on the Extraction File do not agree to the latest credit search.

We will report as an error if we are unable to locate the relevant information for a mortgage loan within the credit bureau data download provided.

36)	Total Value of Satisfied CCJs

	For each mortgage loan, we will perform an extraction file to credit data download named “1806 - NRAM Credit Data - Full remaining book (Inc Redemptions).xlsb” to confirm the Value of Satisfied CCJs as the information is not available on the system.	No exceptions noted.

For each mortgage loan, we will agree to the latest credit search in the credit data download the value of satisfied CCJs shown on the Extraction File in column “SU214: Credit Data 7 Borrower 1 Sum (£’s) of CCJs Value Last 6 Years (Satisfied

	Description of Agreed Upon Procedures	Results
Only)”. We will report as an error if the value of satisfied CCJs shown on the Extraction File do not agree to the latest credit search.

We will report as an error if we are unable to locate the relevant information for a mortgage loan within the credit bureau data download provided.

37)	Total Value of Unsatisfied CCJs

For each mortgage loan, we will perform an extraction file to credit data download named “1806 - NRAM Credit Data - Full remaining book (Inc Redemptions).xlsb” to confirm the Value of Unsatisfied CCJs as the information is not available on the system.

For each mortgage loan, we will agree to the latest credit search in the credit data download the value of unsatisfied CCJs shown on the Extraction File in column “SU212: Credit Data 5 Borrower 1 Sum (£’s) of CCJs Value Last 6 Years (Unsatisfied Only) (Equifax indicator CSC42)”. We will report as an error if the value of unsatisfied CCJs shown on the Extraction File do not agree to the latest credit search.

No exceptions noted.

We will report as an error if we are unable to locate the relevant information for a mortgage loan within the credit bureau data download provided.

38)	Months in Arrears

	For each mortgage loan, we will compare the months in arrears amount for the entire secured loan (including all secured sub loans) shown in the Extraction File in column “SU39: Secured MIA” to the	No exceptions noted.

	Description of Agreed Upon Procedures	Results

month in arrears information for the mortgage loan in total (including all secured sub loans) to the Mortgage System.

Management have instructed us not to report as an exception any sample where the MIA per the extraction file is over 99 months and the system shows 99. This is because the system only has the ability to go to a maximum of two digits.

39)	Signatures We will report as an exception if signed copies of the following documents were not available in the Mortgage File: a. Mortgage application/declaration;

39a) 70 missing documents noted.

PwC reference 15, 22, 29, 78, 84, 91, 108, 109, 129, 132, 145, 149, 157, 158, 161, 169, 173, 176, 177, 180, 185, 190, 196, 201, 210, 212, 213, 214, 216, 218, 222, 232, 254, 277, 284, 291, 313, 321, 324, 342, 366, 379, 380, 381, 382, 385, 397, 398, 403, 404, 421, 427, 428, 437, 441, 443, 444, 447, 449, 451, 452, 459, 460, 461, 463, 477, 480, 493, 503, 506

We confirmed 2 exceptions.

		PwC Reference	Per EF	Per AF
		19	Signed	No Signature
		193	Signed	Declaration form not signed

b. Valuation Report; and

39bi) 22 missing documents noted.

PwC reference 6, 14, 29, 84, 91, 104, 108, 115, 157, 160, 173, 174, 212, 255, 271, 275, 291, 301, 352, 393, 458, 477

39bii) 44 missing documents noted.

PwC reference 2, 29, 60, 61, 64, 80, 82, 84, 105, 108, 119, 152, 156, 157, 159, 170, 171, 186, 187, 189, 190, 191,

	Description of Agreed Upon Procedures	Results

c. Certificate of Title.

For the avoidance of doubt, we will not report an exception in instances where an electronic signature has been used.

For the avoidance of doubt where the mortgage loan relates to a further advance or is classed as a redeem and complete and a new COT would not be provided then this test will be marked as n/a

198, 208, 211, 212, 227, 235, 242, 248, 258, 275, 325, 334, 367, 377, 385, 388, 402, 424, 425, 456, 458, 503

39c) 26 missing documents noted:

PwC reference 6, 40, 108, 109, 116, 176, 177, 180, 190, 194, 198, 204, 212, 219, 247, 291, 315, 334, 337, 339, 340, 356, 370, 480, 503, 506

We confirmed 1 exception.

PwC Ref: 346 – COT not signed

203 documents were deemed as N/A:

PwC Ref: 1, 2, 10, 12, 15, 19, 20, 26, 27, 29, 35, 39, 42, 44, 45, 46, 47, 48, 49, 50, 52, 53, 55, 58, 59, 60, 65, 67, 69, 73, 74, 75, 76, 78, 80, 82, 83, 84, 85, 86, 87, 88, 91, 93, 94, 96, 97, 98, 100, 101, 102, 103, 105, 107, 110, 111, 112, 115, 117, 118, 119, 121, 122, 124, 125, 126, 128, 129, 130, 131, 133, 134, 135, 136, 139, 140, 144, 145, 146, 147, 148, 149, 150, 151, 152, 153, 154, 155, 156, 160, 161, 162, 163, 164, 166, 167, 173, 174, 175, 179, 186, 187, 188, 195, 197, 201, 221, 222, 223, 224, 234, 236, 237, 238, 241, 243, 248, 249, 251, 252, 253, 254, 255, 257, 258, 259, 260, 262, 263, 264, 266, 269, 270, 273, 274, 275, 277, 278, 279, 280, 282, 283, 284, 287, 288, 289, 292, 294, 295, 297, 300, 301, 302, 305, 309, 316, 317, 318, 322, 323, 324, 325, 327, 328, 331, 332, 335, 336, 338, 341, 342, 343, 349, 352, 363, 364, 372, 377, 386, 393, 394, 406, 410, 413, 414, 421, 437, 454, 464, 465, 466, 467, 468, 477, 478, 479, 482, 484, 490, 491, 492, 493, 505
40)

Vendor

We will compare the Vendor as shown on the Extraction File in column “SU19b: Origination Brand” to the Vendor disclosed on the Offer Letter and report if they are not the same.

We will not report as an exception if the Vendor is L&G and the Mortgage Offer states NRAM.

8 missing documents noted: PwC reference 104, 109, 180, 205, 207, 222, 288, 451